Revenue from Contracts with Customers - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Deferred revenue, current	$ 22	$ 20
Deferred revenue, noncurrent	$ 11	$ 9